Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders' Equity [Abstract]
Summary of employees and directors stock option activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value

Outstanding at January 1, 2017	5,521,630	$2.39	3.96	$1,141

Granted	1,823,911	1.96
Exercised	(59,654)	1.56
Expired and forfeited	(1,235,067)	2.38

Outstanding at December 31, 2017	6,050,820	$2.27	3.56	$2,498

Options vested and expected to vest at December 31, 2017	5,895,123	$2.28	3.53	$2,407

Exercisable options at December 31, 2017	4,630,420	$2.37	3.21	$1,663

Weighted average fair value of options granted during the year		$0.76

Schedule of employee and directors options outstanding
Outstanding				Exercisable
Exercise		Weighted average remaining	Weighted average exercise		Weighted average exercise
price per	Options	contractual	price per	Options	price per
share	outstanding	life in years	share	exercisable	share

$1.44 - $1.91	1,742,214	4.32	$1.55	1,255,970	$1.54
$2.00 - $2.13	1,779,918	5.00	$2.03	970,971	$2.04
$2.29 - $2.91	862,909	1.52	$2.62	860,460	$2.62
$3.00 - $3.14	1,146,642	2.54	$3.03	1,040,904	$3.03
$3.16 - $3.32	519,137	1.71	$3.27	502,115	$3.26

	6,050,820	3.56	$2.27	4,630,420	$2.37

Summary of RSUs activity
Number of RSUs

Outstanding at January 1, 2017	30,000

Granted	60,000
Vested	(90,000)
Forfeited	-

Outstanding at December 31, 2017	-

Schedule of options to non-employees
Issuance date	Options outstanding	Exercise price per share	Options exercisable	Exercisable through

February 16, 2012	53,000	$3.16	53,000	Feb-18
February 13, 2013	5,000	$3.14	5,000	Feb-19
August 1, 2013	150,000	$3.08	150,000	Aug-19
May 14, 2014	3,000	$3.32	2,845	May-20
February 18, 2015	3,000	$3.00	2,566	Feb-21
February 10, 2016	40,000	$1.44	28,750	Feb-22
January 24, 2017	25,000	$2.00	12,500	Jan-23

	279,000		254,661

Schedule of stock-based compensation expense
	Year ended December 31,
	2017	2016	2015

Cost of revenues	$207	$73	$64
Research and development	505	314	302
Sales and marketing	553	198	251
General and administrative	795	395	449

	$2,060	$980	$1,066